UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: December 31

Registrant is making a filing for 1 of its series: Allspring Managed Account CoreBuilder® Shares—Series M.

Date of reporting period: June 30, 2026

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

June 30, 2026

Managed Account CoreBuilder® Shares - Series M

WFCMX

This semi-annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series M for the period from January 1, 2026 to June 30, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series M	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

KEY FUND STATISTICS

Table Summary
Total net assets	$819,329,453
# of portfolio holdings	475
Portfolio turnover rate	4%
Total advisory fees paid	$0

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Waller Consolidated Independent School District, 5.00%, 2‑15‑2045	1.0
County of Broward Port Facilities Revenue Series B AMT, 4.00%, 9‑1‑2037	0.9
San Antonio Water System Series A, 2.88%, 5‑1‑2054	0.8
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB, 0.00%, 9‑1‑2034	0.8
Southeast Alabama Gas Supply District Project No. 2, 5.00%, 6‑1‑2049	0.8
Jacksonville Port Authority Series B, 5.00%, 11‑1‑2044	0.7
Chicago Transit Authority Sales Tax Receipts Fund Series A, 5.00%, 12‑1‑2049	0.7
King County Public Hospital District No. 1, 5.00%, 12‑1‑2035	0.7
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C, 4.00%, 11‑1‑2034	0.7
Southeast Energy Authority A Cooperative District Series E, 5.00%, 10‑1‑2030	0.7

Managed Account CoreBuilder® Shares - Series M

Semi-Annual Shareholder Report | June 30, 2026

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	1.7
AA/Aa	27.9
A/A	35.4
BBB/Baa	17.7
BB/Ba	6.0
CCC/Caa and below	0.1
Not Rated	11.2
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	18.3
1-3 years	11.6
3-5 years	14.5
5-10 years	37.0
10-20 years	15.1
20-30 years	3.3
30+ years	0.2

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4901 06-26

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series M
Long Form Financial Statements
Semi-Annual Report
June 30, 2026

Allspring Managed Account | 1

Portfolio of investments—June 30, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.65%
Alabama: 5.10%
Education revenue: 0.10%
Homewood Educational Building Authority CHF - Horizons II LLC Series C	5.50%	10-1-2054	$795,000	$817,499
Health revenue: 0.51%
Health Care Authority for Baptist Health Series A	5.00	11-15-2033	3,885,000	4,169,021
Utilities revenue: 4.49%
Black Belt Energy Gas District Series Aøø	5.25	5-1-2055	1,000,000	1,034,790
Black Belt Energy Gas District Series B	5.00	10-1-2035	5,000,000	5,042,281
Black Belt Energy Gas District Series E	5.00	7-1-2033	2,000,000	2,094,610
Black Belt Energy Gas District Series Eøø	5.00	12-1-2055	1,600,000	1,703,957
Southeast Alabama Gas Supply District Project No. 1 Series Aøø	5.00	8-1-2054	3,000,000	3,194,324
Southeast Alabama Gas Supply District Project No. 2øø	5.00	6-1-2049	6,000,000	6,326,144
Southeast Energy Authority A Cooperative District Project No. 2 Series Bøø	4.00	12-1-2051	1,000,000	1,016,399
Southeast Energy Authority A Cooperative District Project No. 5 Series Aøø	5.25	1-1-2054	5,000,000	5,247,198
Southeast Energy Authority A Cooperative District Project No. 6 Series B (Royal Bank of Canada LIQ)øø	5.00	1-1-2054	1,500,000	1,584,808
Southeast Energy Authority A Cooperative District Series Aøø	5.00	1-1-2056	2,000,000	2,040,830
Southeast Energy Authority A Cooperative District Series E	5.00	10-1-2030	5,000,000	5,340,638
Southeast Energy Authority A Cooperative District Series F	5.25	11-1-2035	2,000,000	2,152,118
				36,778,097
				41,764,617
Alaska: 0.50%
Airport revenue: 0.16%
Alaska Railroad Corp. AMT (AG Insured)	5.50	10-1-2043	1,200,000	1,317,858
Health revenue: 0.34%
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	4.00	10-1-2039	1,000,000	988,317
Alaska Industrial Development & Export Authority Dena’ Nena’ Henash Series A	5.00	10-1-2032	1,740,000	1,816,805
				2,805,122
				4,122,980
Arizona: 2.02%
Education revenue: 1.42%
Arizona IDA Candeo Schools Obligated Group Series A	4.00	7-1-2047	650,000	583,804
Arizona IDA Kipp NYC Public Charter Schools Series A	4.00	7-1-2041	1,000,000	913,026
Glendale IDA Midwestern University Obligated Group	5.00	5-15-2044	1,625,000	1,761,243
IDA of the County of Pima American Leadership Academy, Inc. Series 2022144A	4.00	6-15-2031	1,045,000	1,025,638
IDA of the County of Pima Noah Webster Schools-Mesa Series A	6.75	12-15-2033	950,000	905,530
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	4.90	6-15-2028	440,000	438,122
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.75	6-15-2038	1,000,000	1,000,460
The accompanying notes are an integral part of these financial statements.
2 | Allspring Managed Account

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
La Paz County IDA Imagine Desert West Middle, Inc. Series A144A	5.88%	6-15-2048	$500,000	$483,714
Maricopa County IDA Horizon Community Learning Center, Inc.	5.00	7-1-2035	3,000,000	3,001,362
Sierra Vista IDA American Leadership Academy, Inc.144A	5.00	6-15-2044	500,000	475,277
Sierra Vista IDA Wake Preparatory Academy	6.25	6-15-2045	1,000,000	1,039,785
				11,627,961
Health revenue: 0.12%
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2030	495,000	503,838
Tempe IDA Life Care Village Obligated Group Series A	4.00	12-1-2031	470,000	476,641
				980,479
Industrial development revenue: 0.21%
Chandler IDA Intel Corp. AMTøø	4.00	6-1-2049	1,285,000	1,305,065
Maricopa County Pollution Control Corp. Southern California Edison Co.	2.40	6-1-2035	500,000	442,690
				1,747,755
Utilities revenue: 0.27%
Salt Verde Financial Corp.	5.00	12-1-2032	2,055,000	2,179,227
				16,535,422
Arkansas: 0.06%
Miscellaneous revenue: 0.06%
City of Osceola AMT	4.88	4-1-2040	500,000	507,159
California: 2.06%
Airport revenue: 0.47%
City of Los Angeles Department of Airports Series G AMT	5.25	5-15-2047	1,000,000	1,045,417
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2033	1,695,000	1,817,027
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2035	1,000,000	1,011,222
				3,873,666
Health revenue: 0.15%
California HFFA Sutter Health Obligated Group Series A	5.00	11-15-2048	1,200,000	1,218,577
Housing revenue: 0.39%
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	406,503	414,180
California Municipal Finance Authority Class A-1 Series 2026-1	4.05	7-20-2041	1,246,808	1,235,372
California Statewide CDA Foothill Almaden Terrace LLC Series C (FNMA Insured)	3.80	7-1-2036	1,500,000	1,508,828
				3,158,380
Transportation revenue: 0.27%
Riverside County Transportation Commission Series B-1	4.00	6-1-2046	2,250,000	2,239,395
Utilities revenue: 0.78%
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	1,000,000	1,027,680
Central Valley Energy Authorityøø	5.00	12-1-2055	1,500,000	1,606,287
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 3

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
San Joaquin Valley Clean Energy Authority Series Aøø	5.50%	1-1-2056	$2,000,000	$2,223,084
Tender Option Bond Trust Receipts/Certificates Series XL0727 (Morgan Stanley Bank LIQ)144Aø	2.92	4-1-2056	1,500,000	1,500,000
				6,357,051
				16,847,069
Colorado: 3.65%
Airport revenue: 0.16%
City & County of Denver Airport System Revenue Series B	5.25	11-15-2053	1,250,000	1,320,409
Education revenue: 0.15%
Colorado ECFA Community Leadership Academy, Inc.	7.00	8-1-2033	280,000	280,370
Colorado ECFA Monument Academy Series A144A	4.38	6-1-2036	935,000	922,645
				1,203,015
GO revenue: 1.30%
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2039	750,000	754,054
Aviation Station North Metropolitan District No. 2 Series A	5.00	12-1-2048	850,000	835,447
Broadway Station Metropolitan District No. 3 Series A	5.00	12-1-2039	748,000	615,511
Canyons Metropolitan District No. 5 Series B	6.50	12-15-2054	500,000	503,087
Rampart Range Metropolitan District No. 5	4.00	12-1-2036	1,000,000	964,683
Southlands Metropolitan District No. 1 Series A-2	5.00	12-1-2047	650,000	651,145
Thompson Crossing Metropolitan District No. 4	5.00	12-1-2039	1,400,000	1,408,517
Weld County School District No. RE-4	5.00	12-1-2041	4,500,000	4,902,896
				10,635,340
Health revenue: 0.96%
Colorado Health Facilities Authority AdventHealth Obligated Group Series A	4.00	11-15-2043	2,000,000	1,946,231
Colorado Health Facilities Authority CommonSpirit Health Obligated Group	5.50	11-1-2047	1,000,000	1,063,518
Colorado Health Facilities Authority CommonSpirit Health Obligated Group Series A-2	5.00	8-1-2044	3,000,000	3,070,353
Colorado Health Facilities Authority Intermountain Healthcare Obligated Group Series A	4.00	5-15-2052	2,000,000	1,803,290
				7,883,392
Industrial development revenue: 0.31%
Denver Convention Center Hotel Authority	5.00	12-1-2033	2,500,000	2,514,337
Miscellaneous revenue: 0.33%
Colorado Science & Technology Park Metropolitan District No. 1 Series A (AG Insured)	5.00	12-1-2054	1,200,000	1,214,482
Westminster Public Schools COP (AG Insured)	5.00	12-1-2048	1,500,000	1,528,683
				2,743,165
The accompanying notes are an integral part of these financial statements.
4 | Allspring Managed Account

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.44%
Public Authority for Colorado Energy	6.50%	11-15-2038	$3,000,000	$3,613,541
				29,913,199
Connecticut: 1.59%
Education revenue: 0.63%
Connecticut State HEFA Fairfield University Series Q-1	5.00	7-1-2046	5,130,000	5,130,000
GO revenue: 0.26%
City of Bridgeport Series A	5.00	6-1-2035	1,000,000	1,066,869
Town of Hamden Series A (BAM Insured)	4.00	8-1-2039	500,000	504,510
Town of Hamden Series A (BAM Insured)	5.00	8-1-2035	500,000	537,079
				2,108,458
Health revenue: 0.70%
Connecticut State HEFA Hartford HealthCare Obligated Group Series B (PNC Bank N.A. LOC)ø	2.68	7-1-2056	2,000,000	2,000,000
Connecticut State HEFA Nuvance Health Obligated Group Series A	4.00	7-1-2041	860,000	828,818
Connecticut State HEFA Stamford Hospital Obligated Group Series M	4.00	7-1-2040	2,150,000	2,110,251
Stamford Housing Authority TJH Senior Living LLC Obligated Group Series 2025D	5.50	10-1-2035	800,000	844,961
				5,784,030
				13,022,488
District of Columbia: 0.82%
Airport revenue: 0.47%
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	4.00	10-1-2035	1,600,000	1,600,305
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.00	10-1-2046	1,500,000	1,542,165
Metropolitan Washington Airports Authority Aviation Revenue Series A AMT	5.25	10-1-2048	715,000	744,291
				3,886,761
Water & sewer revenue: 0.35%
District of Columbia Water & Sewer Authority Series B-2 (TD Bank N.A. SPA)ø	3.05	10-1-2054	2,870,000	2,870,000
				6,756,761
Florida: 9.41%
Airport revenue: 3.70%
County of Broward Airport System Revenue Series A AMT	5.00	10-1-2036	4,500,000	4,509,323
County of Broward Port Facilities Revenue AMT	5.50	9-1-2050	1,000,000	1,076,604
County of Broward Port Facilities Revenue Series B AMT	4.00	9-1-2037	7,490,000	7,538,197
County of Miami-Dade Aviation Revenue Series A AMT	5.00	10-1-2049	3,000,000	3,021,014
County of Miami-Dade Seaport Department Series A AMT	5.25	10-1-2052	3,000,000	3,072,873
County of Miami-Dade Seaport Department Series B-1 AMT	4.00	10-1-2046	1,500,000	1,394,132
Greater Orlando Aviation Authority United Airlines, Inc. AMT	5.25	11-1-2035	1,250,000	1,331,023
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 5

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
Jacksonville Port Authority Series B	5.00%	11-1-2040	$2,625,000	$2,712,389
Jacksonville Port Authority Series B	5.00	11-1-2044	5,500,000	5,653,638
				30,309,193
Education revenue: 0.72%
Capital Projects Finance Authority IPS Enterprises, Inc. Projects Series A144A	7.00	6-15-2030	1,500,000	1,538,183
Capital Trust Authority Independence Classical Academy Obligated Group Series A144A	7.00	6-15-2044	1,000,000	1,028,068
Florida Development Finance Corp. Cornerstone Charter Academy, Inc. Obligated Group144A	5.00	10-1-2042	500,000	493,806
Florida Higher Educational Facilities Financing Authority Jacksonville University Series A-1144A	4.50	6-1-2033	1,300,000	1,298,626
Miami-Dade County IDA Youth Co-Op, Inc. Series A144A	5.75	9-15-2035	1,500,000	1,500,898
				5,859,581
Health revenue: 3.34%
City of Atlantic Beach Naval Continuing Care Retirement Foundation Obligated Group Series B	5.63	11-15-2043	1,500,000	1,501,443
City of Jacksonville Genesis Health, Inc. Obligated Group	4.00	11-1-2045	2,000,000	1,847,104
City of Tampa BayCare Obligated Group Series A	4.00	11-15-2046	1,750,000	1,658,829
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2030	225,000	240,175
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2031	450,000	477,668
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2032	250,000	264,944
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2033	250,000	264,510
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2035	475,000	500,572
City of Tampa H Lee Moffitt Cancer Center & Research Institute Obligated Group Series B	5.00	7-1-2036	475,000	499,000
Florida Development Finance Corp. Health Sciences Center, Inc. Obligated Group Series A	5.25	8-1-2049	4,000,000	4,163,106
Florida Local Government Finance Commission Ponte Vedra Pine Co. LLC Obligated Group Series B-3144A	4.20	11-15-2030	1,000,000	1,005,327
Hillsborough County IDA BayCare Obligated Group Series E (Royal Bank of Canada LIQ)ø	2.85	11-15-2054	3,155,000	3,155,000
Holmes County Hospital Corp.	6.00	11-1-2038	250,000	217,436
Lee County IDA Shell Point Obligated Group	5.00	11-15-2044	1,000,000	1,022,261
Lee County IDA Shell Point Obligated Group	5.00	11-15-2049	2,000,000	2,014,807
Lee County IDA Shell Point Obligated Group Series A	5.25	11-15-2054	2,000,000	2,046,787
Lee County IDA Shell Point Obligated Group Series B-2	4.38	11-15-2029	775,000	777,309
North Broward Hospital District Series B	5.00	1-1-2048	1,070,000	1,076,696
Palm Beach County Health Facilities Authority Lifespace Communities, Inc. Obligated Group Series B	5.13	5-15-2046	1,100,000	1,120,075
The accompanying notes are an integral part of these financial statements.
6 | Allspring Managed Account

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Sarasota County Public Hospital District Obligated Group	5.00%	7-1-2052	$1,250,000	$1,272,607
South Broward Hospital District Obligated Group Series A	4.00	5-1-2044	2,440,000	2,261,161
				27,386,817
Miscellaneous revenue: 0.31%
Julington Creek Plantation Community Development District Series 2023 Assessment (AG Insured)	4.63	5-1-2054	1,000,000	969,672
Village Community Development District No. 16 Series 2025 Special Assessment	4.88	5-1-2045	1,500,000	1,531,072
				2,500,744
Resource recovery revenue: 0.21%
Florida Development Finance Corp. GFL Solid Waste Southeast LLC Series A AMT144Aøø	4.38	10-1-2054	1,700,000	1,724,890
Tax revenue: 0.11%
County of Broward Tourist Development Tax Revenue	4.00	9-1-2047	1,000,000	921,260
Transportation revenue: 0.62%
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2029	500,000	500,738
County of Miami-Dade Rickenbacker Causeway Revenue	5.00	10-1-2030	550,000	550,781
Sunshine Skyway Bridge Series A (AG Insured)	4.00	7-1-2037	4,000,000	4,039,763
				5,091,282
Utilities revenue: 0.07%
City of Lakeland Department of Electric Utilities	5.00	10-1-2048	500,000	544,376
Water & sewer revenue: 0.33%
County of Orange Water Utility System Revenue	5.00	10-1-2040	1,090,000	1,159,009
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2038	1,455,000	1,560,340
				2,719,349
				77,057,492
Georgia: 4.26%
Airport revenue: 0.37%
City of Atlanta Department of Aviation Series C AMT	5.00	7-1-2048	3,000,000	3,065,786
Education revenue: 0.18%
Development Authority of Cobb County Northwest Classical Academy, Inc. Series A144A	6.00	6-15-2043	500,000	509,940
Senoia Development Authority Georgia Charter Educational Foundation, Inc. Obligated Group Series A144A	6.25	7-1-2044	1,000,000	928,854
				1,438,794
Health revenue: 0.12%
Development Authority for Fulton County WellStar Health System Obligated Group Series A	5.00	4-1-2042	1,000,000	1,009,101
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.32%
Georgia HFA Series A	4.70%	12-1-2054	$2,600,000	$2,609,715
Industrial development revenue: 0.13%
Atlanta Development Authority Tuff Yamacraw LLC Series A (Ambac Insured)	5.00	1-1-2027	50,000	50,365
George L Smith II Congress Center Authority Signia Hotel Management LLC Series B144A	5.00	1-1-2054	1,000,000	982,907
				1,033,272
Miscellaneous revenue: 0.22%
Brookhaven Urban Redevelopment Agency Special Service Tax District Series A	4.00	7-1-2044	1,800,000	1,809,726
Tax revenue: 0.13%
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.00	4-1-2034	500,000	513,850
Atlanta Development Authority Westside Tax Allocation District Gulch Area Series A144A	5.50	4-1-2039	500,000	514,560
				1,028,410
Utilities revenue: 2.79%
Main Street Energy, Inc. Series D	5.00	12-1-2033	500,000	528,601
Main Street Natural Gas, Inc. Series Aøø	5.00	6-1-2053	5,000,000	5,260,668
Main Street Natural Gas, Inc. Series Aøø	5.00	5-1-2054	1,000,000	1,068,953
Main Street Natural Gas, Inc. Series Bøø	5.00	7-1-2053	1,000,000	1,055,242
Main Street Natural Gas, Inc. Series Bøø	5.00	12-1-2055	2,500,000	2,657,670
Main Street Natural Gas, Inc. Series Cøø	4.00	5-1-2052	1,000,000	1,015,663
Main Street Natural Gas, Inc. Series Døø	5.00	5-1-2054	2,000,000	2,114,576
Main Street Natural Gas, Inc. Series E-1øø	5.00	12-1-2053	3,000,000	3,201,967
Municipal Electric Authority of Georgia JEA Electric System Revenue Plant Vogtle Units 3&4 Project Series A (AG Insured)	5.00	7-1-2064	4,000,000	4,125,898
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project Series A	5.00	1-1-2036	800,000	826,005
Municipal Electric Authority of Georgia Series A	5.00	1-1-2044	1,000,000	1,023,367
				22,878,610
				34,873,414
Guam: 0.17%
Airport revenue: 0.05%
Antonio B Won Pat International Airport Authority Series A AMT	5.25	10-1-2036	370,000	398,717
Miscellaneous revenue: 0.12%
Territory of Guam Series F	4.00	1-1-2042	1,000,000	976,462
				1,375,179
Hawaii: 0.25%
Airport revenue: 0.25%
State of Hawaii Airports System Revenue Series A AMT	5.00	7-1-2048	2,000,000	2,012,098
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Idaho: 0.45%
Education revenue: 0.13%
Idaho Housing & Finance Association Arts Charter School, Inc. Series A144A	5.00%	12-1-2036	$800,000	$800,117
Idaho Housing & Finance Association Legacy Public Charter School, Inc. Series A	5.85	5-1-2033	275,000	275,275
				1,075,392
Health revenue: 0.32%
Idaho Health Facilities Authority Trinity Health Corp. Obligated Group Series D	4.00	12-1-2043	2,710,000	2,613,242
				3,688,634
Illinois: 8.94%
Airport revenue: 0.80%
Chicago O’Hare International Airport Series A AMT	5.00	1-1-2048	2,000,000	2,011,205
Chicago O’Hare International Airport Series B	4.00	1-1-2044	2,000,000	1,960,984
Chicago O’Hare International Airport Transportation Infrastructure Purpose Obligated Group AMT	5.00	7-1-2038	500,000	509,242
Illinois Finance Authority Centerpoint Joliet Terminal Railroad LLC AMT144Aøø	4.80	12-1-2043	2,000,000	2,071,314
				6,552,745
Education revenue: 0.75%
Illinois Finance Authority Chicago School - California, Inc.	5.25	4-1-2041	1,740,000	1,804,726
Illinois Finance Authority University of Chicago Series A	5.25	5-15-2048	1,475,000	1,554,091
Illinois Finance Authority Wesleyan University	5.00	9-1-2036	2,345,000	2,349,943
Southern Illinois University Series A (BAM Insured)	4.00	4-1-2031	450,000	466,397
				6,175,157
GO revenue: 4.12%
Chicago Board of Education Dedicated Capital Improvement Tax	5.75	4-1-2048	1,500,000	1,577,717
Chicago Board of Education Series A	5.00	12-1-2035	4,250,000	4,309,095
Chicago Board of Education Series A	5.00	12-1-2038	4,105,000	4,120,629
Chicago Board of Education Series A	5.00	12-1-2042	2,000,000	1,943,013
Chicago Board of Education Series D	5.00	12-1-2046	4,150,000	3,932,154
Chicago Board of Education Series H	5.00	12-1-2036	1,000,000	1,002,755
Chicago Park District Series E	5.00	11-15-2029	1,735,000	1,747,059
City of Chicago CAB (NPFGC Insured)¤	0.00	1-1-2031	800,000	679,567
City of Chicago Series A	5.00	1-1-2045	5,000,000	4,925,107
City of Chicago Series A	5.25	1-1-2045	1,000,000	1,006,766
City of Chicago Series E	6.00	1-1-2042	1,170,000	1,286,926
County of Will	4.00	11-15-2047	1,645,000	1,526,313
Metropolitan Water Reclamation District of Greater Chicago Series C	5.00	12-1-2045	1,000,000	1,004,436
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2027	1,030,000	1,012,761
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00	1-1-2028	475,000	452,283
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
Will County Community High School District No. 210 Lincoln-Way Series B CAB (BAM Insured)¤	0.00%	1-1-2033	$1,625,000	$1,276,527
Will County Community Unit School District No. 201-U Crete-Monee Series B (AG Insured)	4.00	1-1-2032	715,000	724,336
Will County Community Unit School District No. 201-U Crete-Monee Series B (AG Insured)	4.00	1-1-2033	745,000	753,748
Will County Community Unit School District No. 201-U Crete-Monee Series B (AG Insured)	4.00	1-1-2035	475,000	479,742
				33,760,934
Health revenue: 0.89%
Illinois Finance Authority Board of Trustees of the University of Illinois	4.00	10-1-2050	1,000,000	872,550
Illinois Finance Authority Carle Foundation Obligated Group Series A	4.00	8-15-2048	1,750,000	1,570,416
Illinois Finance Authority OSF Healthcare System Obligated Group Series A	5.00	11-15-2045	1,750,000	1,750,399
Illinois Finance Authority University of Chicago Medical Center Obligated Group Series A	5.00	8-15-2047	3,000,000	3,076,934
				7,270,299
Housing revenue: 0.43%
Illinois Sports Facilities Authority	5.00	6-15-2029	1,000,000	1,041,530
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A	4.00	12-15-2042	750,000	731,135
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series A CAB (NPFGC Insured)¤	0.00	6-15-2029	1,950,000	1,774,437
				3,547,102
Miscellaneous revenue: 0.13%
Southwestern Illinois Development Authority St. Clair County School District No. 105 Pontiac (BAM Insured)	5.00	12-1-2040	935,000	1,018,837
Tax revenue: 1.01%
Chicago Transit Authority Sales Tax Receipts Fund Series A	5.00	12-1-2049	5,360,000	5,569,520
County of Cook Sales Tax Revenue Series A	5.00	11-15-2037	1,625,000	1,728,742
Sales Tax Securitization Corp. Series A	4.00	1-1-2038	1,000,000	1,000,553
				8,298,815
Transportation revenue: 0.68%
Illinois State Toll Highway Authority Series A	4.00	1-1-2046	2,000,000	1,924,657
Illinois State Toll Highway Authority Series A	5.00	1-1-2045	3,450,000	3,619,109
				5,543,766
Water & sewer revenue: 0.13%
City of Chicago Wastewater Transmission Revenue Series A (AG Insured)	5.25	1-1-2048	1,000,000	1,048,766
				73,216,421
The accompanying notes are an integral part of these financial statements.
10 | Allspring Managed Account

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Indiana: 1.25%
Education revenue: 0.18%
Indiana Finance Authority DePauw University Series A	5.00%	7-1-2047	$1,500,000	$1,512,117
Health revenue: 0.66%
Indiana Finance Authority Franciscan Alliance, Inc. Obligated Group Series C	4.00	11-1-2034	5,360,000	5,391,294
Industrial development revenue: 0.41%
City of Valparaiso Pratt Paper LLC AMT144A	4.88	1-1-2044	2,225,000	2,297,361
Indianapolis Local Public Improvement Bond Bank Series E	5.75	3-1-2043	1,000,000	1,069,700
				3,367,061
				10,270,472
Iowa: 0.12%
Miscellaneous revenue: 0.12%
City of Winterset Sewer Revenue	4.00	6-1-2029	1,000,000	1,011,297
Kansas: 0.82%
Tax revenue: 0.82%
Wyandotte County-Kansas City Unified Government Sales Tax Revenue CAB144A¤	0.00	9-1-2034	11,370,000	6,676,040
Kentucky: 1.79%
Health revenue: 0.51%
County of Warren Bowling Green Community Hospital Corp.	5.25	4-1-2054	3,000,000	3,111,468
Louisville/Jefferson County Metropolitan Government Norton Healthcare Obligated Group Series A	5.00	10-1-2039	1,000,000	1,076,690
				4,188,158
Housing revenue: 0.30%
Kentucky State Property & Building Commission Project No. 124 Series A (AG Insured)	5.00	11-1-2039	2,325,000	2,475,162
Transportation revenue: 0.15%
Kentucky Public Transportation Infrastructure Authority Series B CAB¤	0.00	7-1-2029	1,400,000	1,227,622
Utilities revenue: 0.83%
Kentucky Public Energy Authority Series C	5.00	5-1-2036	5,000,000	5,267,747
Paducah Electric Plant Board Series A (AG Insured)	5.00	10-1-2035	1,510,000	1,515,557
				6,783,304
				14,674,246
Louisiana: 1.01%
Airport revenue: 0.08%
Port New Orleans Board of Commissioners Series E AMT	5.00	4-1-2038	640,000	660,887
GO revenue: 0.09%
City of New Orleans Series A	5.00	12-1-2031	700,000	743,218
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 11

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 0.21%
Parish of St. James NuStar Logistics LPøø	3.70%	8-1-2041	$750,000	$760,627
Parish of St. John the Baptist Marathon Oil Corp. Series A-3øø	2.20	6-1-2037	1,000,000	1,000,000
				1,760,627
Tax revenue: 0.25%
Ernest N Morial New Orleans Exhibition Hall Authority	5.25	7-15-2048	2,000,000	2,071,214
Transportation revenue: 0.13%
Louisiana PFA Calcasieu Bridge Partners LLC AMT	5.50	9-1-2054	1,000,000	1,032,056
Water & sewer revenue: 0.25%
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2034	500,000	508,670
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2035	500,000	507,516
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2036	565,000	572,985
Greater Ouachita Water Co. (BAM Insured)	4.00	9-1-2037	415,000	419,247
				2,008,418
				8,276,420
Maryland: 1.53%
Airport revenue: 0.24%
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2039	1,100,000	1,066,492
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	4.00	7-1-2044	750,000	692,080
Maryland Economic Development Corp. Air Cargo Obligated Group AMT	5.00	7-1-2029	220,000	230,128
				1,988,700
Education revenue: 0.33%
County of Prince George’s Chesapeake Lighthouse Charter School Obligated Group Series A-2øø	6.00	8-1-2048	2,675,000	2,701,870
GO revenue: 0.24%
County of Baltimore	4.00	3-1-2042	2,000,000	2,001,506
Health revenue: 0.72%
Maryland Health & Higher Educational Facilities Authority Adventist Healthcare Obligated Group Series B	4.00	1-1-2051	5,000,000	4,277,809
Maryland Health & Higher Educational Facilities Authority Frederick Health, Inc. Obligated Group	4.00	7-1-2040	550,000	530,213
Maryland Health & Higher Educational Facilities Authority TidalHealth Obligated Group Series C (AG Insured)	5.25	7-1-2050	1,000,000	1,054,507
				5,862,529
				12,554,605
The accompanying notes are an integral part of these financial statements.
12 | Allspring Managed Account

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 1.43%
Airport revenue: 0.38%
Massachusetts Port Authority Series A AMT	5.00%	7-1-2041	$2,000,000	$2,124,137
Massachusetts Port Authority Series E AMT	5.00	7-1-2051	1,000,000	1,015,279
				3,139,416
Health revenue: 1.05%
Massachusetts Development Finance Agency Beth Israel Lahey Health Obligated Group Series F	5.00	8-15-2045	2,000,000	2,000,713
Massachusetts Development Finance Agency Boston Medical Center Corp. Obligated Group Series G	5.25	7-1-2048	1,660,000	1,680,383
Massachusetts Development Finance Agency Mass General Brigham, Inc. Series D	5.00	7-1-2054	3,000,000	3,118,843
Massachusetts Development Finance Agency UMass Memorial Health Care Obligated Group Series L	5.00	7-1-2044	1,785,000	1,792,628
				8,592,567
				11,731,983
Michigan: 2.42%
Health revenue: 0.48%
Grand Rapids Economic Development Corp. Michigan Christian Home Obligated Group Series B3	4.13	11-1-2030	1,500,000	1,500,624
Michigan Finance Authority McLaren Health Care Corp. Obligated Group Series A	4.00	2-15-2047	1,500,000	1,386,155
Michigan Finance Authority Trinity Health Corp. Obligated Group Series A	4.00	12-1-2049	1,165,000	1,046,301
				3,933,080
Miscellaneous revenue: 0.23%
Michigan Finance Authority County of Wayne	4.00	11-1-2048	2,000,000	1,865,473
Utilities revenue: 0.38%
Lansing Board of Water & Light Series A	5.25	7-1-2054	3,000,000	3,163,221
Water & sewer revenue: 1.33%
Great Lakes Water Authority Sewage Disposal System Revenue Series C	5.00	7-1-2036	2,890,000	2,890,000
Great Lakes Water Authority Water Supply System Revenue Series D	4.00	7-1-2032	4,000,000	4,000,000
Great Lakes Water Authority Water Supply System Revenue Series D (AG Insured)	4.00	7-1-2033	4,000,000	4,000,000
				10,890,000
				19,851,774
Minnesota: 0.21%
Airport revenue: 0.08%
Minneapolis-St. Paul Metropolitan Airports Commission Series B AMT	5.25	1-1-2047	650,000	676,626
Education revenue: 0.01%
City of Independence Beacon Academy Series A	4.25	7-1-2026	80,000	80,000
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 13

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.12%
City of Rochester Mayo Clinic Series C (Bank of America N.A. SPA)ø	2.80%	11-15-2064	$1,000,000	$1,000,000
				1,756,626
Mississippi: 0.07%
Miscellaneous revenue: 0.07%
Mississippi Development Bank City of Jackson Water & Sewer System Revenue (AG Insured)	5.00	9-1-2030	570,000	577,691
Missouri: 0.92%
Airport revenue: 0.62%
Kansas City IDA Series B AMT (AG Insured)	5.00	3-1-2049	5,000,000	5,040,310
Education revenue: 0.12%
HEFA of the State of Missouri BSDS, Inc.144A	6.25	6-1-2046	1,000,000	1,006,238
Miscellaneous revenue: 0.18%
Missouri Development Finance Board Nelson Gallery Foundation Series A (U.S. Bank N.A. SPA)ø	3.20	12-1-2037	1,500,000	1,500,000
				7,546,548
Nevada: 0.88%
GO revenue: 0.71%
Clark County School District Series A (AG Insured)	4.00	6-15-2035	2,000,000	2,011,176
Clark County School District Series A (AG Insured)	4.00	6-15-2040	750,000	752,617
County of Clark Series A	5.00	5-1-2048	3,000,000	3,060,346
				5,824,139
Industrial development revenue: 0.07%
County of Clark Southern California Edison Co.	2.10	6-1-2031	600,000	552,701
Utilities revenue: 0.10%
County of Washoe Sierra Pacific Power Co. Series F AMTøø	4.13	3-1-2036	850,000	865,063
				7,241,903
New Hampshire: 0.57%
Housing revenue: 0.31%
New Hampshire Business Finance Authority Municipal Certificates Class A Series 1-A	4.13	1-20-2034	1,757,175	1,785,837
New Hampshire Business Finance Authority Series 1øø	4.13	4-20-2043	749,418	733,053
				2,518,890
Miscellaneous revenue: 0.14%
New Hampshire Business Finance Authority LGI Homes Project CAB¤	0.00	12-15-2041	3,000,000	1,138,465
Resource recovery revenue: 0.12%
New Hampshire Business Finance Authority United Illuminating Co. Series A	4.50	10-1-2033	1,000,000	1,041,694
				4,699,049
The accompanying notes are an integral part of these financial statements.
14 | Allspring Managed Account

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 2.85%
Education revenue: 0.25%
Atlantic County Improvement Authority Stockton University Series A (AG Insured)	4.00%	7-1-2041	$530,000	$532,809
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.00	7-1-2027	15,000	15,071
New Jersey EDA Hatikvah International Academy Charter School Series A144A	5.25	7-1-2037	1,500,000	1,501,067
				2,048,947
Housing revenue: 0.45%
New Jersey EDA Portal North Bridge Project Series A	5.25	11-1-2041	2,000,000	2,183,299
New Jersey Housing & Mortgage Finance Agency Single-Family Home Mortgage Series B AMT	3.45	10-1-2026	1,495,000	1,495,606
				3,678,905
Miscellaneous revenue: 0.39%
New Jersey EDA Motor Vehicle Surcharge Revenue Series A (NPFGC Insured)	5.25	7-1-2026	205,000	205,000
Tender Option Bond Trust Receipts/Certificates Series XM0226 (NPFGC Insured) (Bank of America N.A. LIQ)144Aø	2.71	7-1-2026	3,000,000	3,000,000
				3,205,000
Transportation revenue: 1.34%
New Jersey TTFA Series A	4.00	6-15-2042	750,000	738,864
New Jersey TTFA Series A-1	5.00	6-15-2029	2,000,000	2,002,989
New Jersey TTFA Series AA	4.00	6-15-2039	2,250,000	2,254,825
New Jersey TTFA Series AA	5.00	6-15-2040	1,250,000	1,323,277
New Jersey TTFA Series AA	5.00	6-15-2045	1,500,000	1,500,835
New Jersey TTFA Series AA	5.25	6-15-2050	2,000,000	2,129,733
South Jersey Transportation Authority Series A	5.25	11-1-2052	1,000,000	1,042,985
				10,993,508
Water & sewer revenue: 0.42%
Jersey City Municipal Utilities Authority Water Fund Series C (AG Insured)	5.25	10-15-2054	2,000,000	2,140,081
New Jersey EDA American Water Co., Inc. Series A AMTøø	2.20	10-1-2039	1,350,000	1,286,356
				3,426,437
				23,352,797
New York: 8.96%
Airport revenue: 2.72%
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.63	4-1-2040	500,000	534,200
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	6.00	4-1-2035	500,000	558,361
New York Transportation Development Corp. JFK Millennium Partners LLC Series A AMT	5.50	12-31-2054	3,500,000	3,609,255
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 15

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue(continued)
New York Transportation Development Corp. JFK Millennium Partners LLC Series A AMT (AG Insured)	5.25%	12-31-2054	$975,000	$1,009,190
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2054	1,000,000	1,021,891
New York Transportation Development Corp. JFK NTO LLC AMT	5.50	6-30-2060	2,285,000	2,331,853
New York Transportation Development Corp. JFK NTO LLC AMT	6.00	6-30-2040	1,295,000	1,469,211
New York Transportation Development Corp. JFK NTO LLC AMT (AG Insured)	5.00	6-30-2054	5,000,000	5,057,727
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A AMT (AG Insured)	4.00	7-1-2032	2,000,000	2,000,171
New York Transportation Development Corp. LaGuardia Gateway Partners LLC Series A-P3 AMT	5.00	7-1-2046	2,665,000	2,665,148
Niagara Frontier Transportation Authority Airport System Revenues Series A AMT	5.00	4-1-2039	1,040,000	1,067,555
Port Authority of New York & New Jersey Series 221 AMT	4.00	7-15-2040	1,000,000	981,201
				22,305,763
Education revenue: 2.63%
Babylon L D Corp. II Series A	6.65	2-1-2053	3,500,000	3,571,113
Build NYC Resource Corp. REN 4520 83rd Street LLC Series A	4.75	6-15-2040	900,000	901,703
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2042	1,175,000	1,139,922
Build NYC Resource Corp. Success Academy Charter Schools, Inc. Obligated Group	4.00	9-1-2043	880,000	851,573
Build NYC Resource Corp. Zeta Charter Schools, Inc. Obligated Group Series A144A	5.25	6-1-2046	1,000,000	1,006,770
Hempstead Town Local Development Corp. Academy Charter School Series A	4.45	2-1-2041	1,155,000	1,021,992
Hempstead Town Local Development Corp. Academy Charter School Series A	4.60	2-1-2051	1,915,000	1,531,405
Hempstead Town Local Development Corp. Academy Charter School Series A	6.24	2-1-2047	3,500,000	3,504,163
Hempstead Town Local Development Corp. Academy Charter School Series B	5.66	2-1-2044	4,585,000	4,541,197
Hempstead Town Local Development Corp. Evergreen Charter School, Inc. Series A	5.25	6-15-2042	1,500,000	1,531,121
New York State Dormitory Authority Icahn School of Medicine at Mount Sinai Series A	5.00	7-1-2040	1,565,000	1,566,876
Troy Capital Resource Corp.	4.00	9-1-2032	350,000	357,749
				21,525,584
Health revenue: 0.47%
Albany Capital Resource Corp. Medical Center Hospital Obligated Group Series A	5.25	5-1-2050	1,000,000	1,070,063
Broome County Local Development Corp. United Health Services Hospitals Obligated Group (AG Insured)	4.00	4-1-2038	1,250,000	1,254,048
New York State Dormitory Authority Mount Sinai Hospital Obligated Group	5.25	7-1-2050	1,500,000	1,522,081
				3,846,192
The accompanying notes are an integral part of these financial statements.
16 | Allspring Managed Account

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 1.24%
New York Liberty Development Corp. One Bryant Park LLC Class 3	2.80%	9-15-2069	$1,000,000	$946,358
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2031	1,135,000	1,163,871
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	1-1-2034	2,000,000	2,040,767
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2035	3,500,000	3,658,202
New York Transportation Development Corp. Delta Air Lines, Inc. AMT	5.00	10-1-2040	2,290,000	2,357,607
				10,166,805
Miscellaneous revenue: 0.27%
Suffolk Regional Off-Track Betting Corp.	6.00	12-1-2053	1,000,000	1,025,265
Western Regional Off-Track Betting Corp.144A	4.13	12-1-2041	1,250,000	1,217,791
				2,243,056
Tax revenue: 1.53%
Empire State Development Corp. Personal Income Tax Revenue Series C	4.00	3-15-2042	3,000,000	2,958,612
Empire State Development Corp. Personal Income Tax Revenue Series E	4.00	3-15-2043	1,500,000	1,475,790
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	4.00	2-1-2041	1,410,000	1,385,021
New York State Dormitory Authority Personal Income Tax Revenue Series A	5.00	3-15-2043	2,350,000	2,439,695
New York State Dormitory Authority Personal Income Tax Revenue Series E	4.00	3-15-2042	1,500,000	1,481,014
Triborough Bridge & Tunnel Authority Sales Tax Revenue Series A-2	5.25	5-15-2064	2,715,000	2,818,570
				12,558,702
Utilities revenue: 0.10%
New York State Energy Research & Development Authority Electric & Gas Corp. Series C	4.00	4-1-2034	750,000	777,442
				73,423,544
North Carolina: 0.18%
Transportation revenue: 0.18%
North Carolina Turnpike Authority Series A (AG Insured)	5.00	1-1-2054	1,425,000	1,462,204
North Dakota: 0.09%
Health revenue: 0.09%
City of Grand Forks Altru Health System Obligated Group Series A (AG Insured)	5.00	12-1-2048	700,000	717,857
Ohio: 1.84%
Airport revenue: 0.14%
Columbus Regional Airport Authority Series A AMT	5.00	1-1-2040	1,100,000	1,186,655
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 17

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.89%
City of Middleburg Heights Southwest General Health Center Obligated Group Series A	4.00%	8-1-2041	$2,000,000	$1,875,418
Cleveland-Cuyahoga County Port Authority Centers for Dialysis Care Obligated Group Series A	5.00	12-1-2037	2,700,000	2,717,643
County of Lucas Promedica Healthcare Obligated Group Series A	5.25	11-15-2048	750,000	754,105
County of Montgomery Premier Health Partners Obligated Group Series A	4.00	11-15-2039	2,000,000	1,938,649
				7,285,815
Housing revenue: 0.50%
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2029	2,070,000	2,073,269
State of Ohio Department of Transportation AMT (AG Insured)	5.00	12-31-2035	2,000,000	2,001,729
				4,074,998
Transportation revenue: 0.13%
Summit County Development Finance Authority University of Akron Parking Project	5.75	12-1-2053	1,000,000	1,063,203
Utilities revenue: 0.18%
Ohio Air Quality Development Authority Valley Electric Corp. Series A	3.25	9-1-2029	1,500,000	1,494,939
				15,105,610
Oklahoma: 1.67%
Airport revenue: 0.72%
Oklahoma City Airport Trust AMT	5.00	7-1-2037	3,805,000	3,902,837
Tulsa Airports Improvement Trust Series A AMT (AG Insured)	5.25	6-1-2048	2,000,000	2,026,084
				5,928,921
Housing revenue: 0.95%
Custer County EDA Independent School District No. 7 Thomas-Fay- Custer	4.00	12-1-2031	3,250,000	3,330,764
Garfield County Educational Facilities Authority Independent School District No. 57 Enid Series A	5.00	9-1-2027	1,895,000	1,902,001
Muskogee Industrial Trust Independent School District No. 20	4.00	9-1-2030	2,000,000	2,021,921
Pontotoc County Educational Facilities Authority Ada Public Schools Project	4.00	9-1-2040	500,000	485,579
				7,740,265
				13,669,186
Oregon: 0.29%
Airport revenue: 0.26%
Port of Portland Series 30A AMT	5.25	7-1-2054	2,000,000	2,088,536
Health revenue: 0.03%
Astoria Hospital Facilities Authority Columbia Lutheran Charities Obligated Group	5.25	8-1-2054	250,000	254,629
				2,343,165
The accompanying notes are an integral part of these financial statements.
18 | Allspring Managed Account

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 8.59%
Airport revenue: 1.47%
Allegheny County Airport Authority Series A AMT (AG Insured)	4.00%	1-1-2046	$3,715,000	$3,506,384
City of Philadelphia AMT (AG Insured)	4.00	7-1-2037	1,000,000	1,003,371
City of Philadelphia Series B AMT	5.00	7-1-2042	2,500,000	2,527,771
City of Philadelphia Series B AMT	5.50	7-1-2051	2,500,000	2,675,142
City of Philadelphia Series C AMT	4.00	7-1-2036	1,630,000	1,633,622
City of Philadelphia Series C AMT	4.00	7-1-2040	655,000	644,938
				11,991,228
Education revenue: 0.79%
Allentown Commercial & IDA Executive Education Academy Charter School144A	5.00	7-1-2035	2,000,000	2,054,911
Philadelphia IDA Frankford Valley Foundation for Literacy144A	4.50	6-15-2034	750,000	755,712
Philadelphia IDA Southwest Leadership Academy Series A	6.47	11-1-2037	2,170,000	1,920,851
Philadelphia IDA Tacony Academy Charter School144A	5.38	6-15-2038	750,000	759,465
Tender Option Bond Trust Receipts/Certificates Series 2024-XL0539 (Morgan Stanley Bank LIQ)144Aø	2.70	8-1-2054	1,000,000	1,000,000
				6,490,939
GO revenue: 1.04%
Armstrong School District Series A (BAM Insured)	4.00	3-15-2037	1,000,000	1,007,784
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2040	1,000,000	995,455
School District of Philadelphia Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,503,921
School District of Philadelphia Series F	5.00	9-1-2030	1,000,000	1,003,775
School District of Philadelphia Series F	5.00	9-1-2036	3,000,000	3,011,326
School District of Philadelphia Series F	5.00	9-1-2037	1,000,000	1,003,775
				8,526,036
Health revenue: 1.41%
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2035	450,000	452,907
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2036	900,000	902,042
Bucks County IDA St. Luke’s Hospital Obligated Group	4.00	8-15-2037	2,285,000	2,285,552
County of Lehigh St. Luke’s Hospital Obligated Group Series A	5.00	8-15-2036	1,000,000	1,128,423
Lancaster County Hospital Authority Pennsylvania State Health Obligated Group	5.00	11-1-2051	1,050,000	1,061,247
Northampton County General Purpose Authority St. Luke’s Hospital Obligated Group Series A-1 (AG Insured)	5.00	8-15-2049	3,645,000	3,782,500
Pennsylvania EDFA UPMC Obligated Group Series A-1	4.00	4-15-2045	1,000,000	951,606
Pennsylvania EDFA UPMC Obligated Group Series B	4.00	3-15-2040	1,000,000	974,808
				11,539,085
Housing revenue: 2.29%
Chester County IDA University Student Housing LLC Series A (BAM Insured)	4.00	8-1-2048	2,500,000	2,297,150
Pennsylvania EDFA Bridges Finco LP	5.00	12-31-2034	5,000,000	5,004,182
Pennsylvania EDFA Commonwealth of Pennsylvania Motor License Fund AMT	5.25	6-30-2053	3,430,000	3,491,495
Pennsylvania Housing Finance Agency	4.45	10-1-2044	1,000,000	1,004,540
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 19

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
Philadelphia Municipal Authority	5.00%	4-1-2033	$2,355,000	$2,384,021
State Public School Building Authority School District of Philadelphia	5.00	6-1-2036	4,525,000	4,557,647
				18,739,035
Miscellaneous revenue: 0.19%
Philadelphia IDA	5.00	12-1-2037	1,500,000	1,520,403
Resource recovery revenue: 0.20%
Pennsylvania EDFA Noble Environmental, Inc.144A	6.88	9-1-2047	1,500,000	1,660,634
Tax revenue: 0.27%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Series B	5.00	12-1-2043	1,115,000	1,152,210
Southeastern Pennsylvania Transportation Authority	5.25	6-1-2047	1,000,000	1,061,741
				2,213,951
Tobacco revenue: 0.33%
Commonwealth Financing Authority (AG Insured)	4.00	6-1-2039	2,750,000	2,716,937
Transportation revenue: 0.60%
Lancaster City Parking Authority Series A (BAM Insured)	4.00	9-1-2041	1,500,000	1,500,398
Pennsylvania EDFA Parking System Revenue Series A (AG Insured)	5.00	1-1-2038	1,360,000	1,461,334
Pennsylvania Turnpike Commission Series A	4.00	12-1-2045	1,000,000	967,820
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,000,000	1,013,310
				4,942,862
				70,341,110
South Carolina: 0.31%
Education revenue: 0.20%
South Carolina Jobs-EDA American Leadership Academy - Lexington Series A	5.50	6-15-2033	1,615,000	1,598,389
Health revenue: 0.11%
South Carolina Jobs-EDA Bishop Gadsden Episcopal Retirement Community Obligated Group	5.25	4-1-2051	900,000	926,709
				2,525,098
Tennessee: 1.52%
Health revenue: 0.76%
Chattanooga Health Educational & Housing Facility Board Erlanger Health Obligated Group	5.25	12-1-2049	2,500,000	2,634,326
Shelby County Health Educational & Housing Facilities Board Baptist Memorial Health Care Obligated Group Series B	5.00	9-1-2037	3,180,000	3,547,653
				6,181,979
Housing revenue: 0.22%
Knox County Health Educational & Housing Facility Board Provident Group - UTK Properties LLC Series A-1 (BAM Insured)	5.50	7-1-2059	1,750,000	1,838,305
The accompanying notes are an integral part of these financial statements.
20 | Allspring Managed Account

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.41%
Public Building Authority of Blount County Tennessee Series D-3-A (Bank of America N.A. SPA)ø	3.25%	6-1-2034	$3,375,000	$3,375,000
Utilities revenue: 0.13%
Tennergy Corp. Series Aøø	5.50	10-1-2053	1,000,000	1,065,706
				12,460,990
Texas: 7.13%
Airport revenue: 1.17%
City of Houston Airport System Revenue United Airlines, Inc. AMT	5.50	7-15-2036	2,000,000	2,170,193
Dallas Fort Worth International Airport Series A-1 AMT	5.25	11-1-2043	2,335,000	2,535,340
Dallas Fort Worth International Airport Series B	4.00	11-1-2045	2,400,000	2,344,133
Port Authority of Houston of Harris County	4.00	10-1-2039	2,500,000	2,533,126
				9,582,792
Education revenue: 0.89%
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	4.75	6-15-2049	915,000	854,236
Arlington Higher Education Finance Corp. BASIS Texas Charter Schools, Inc.144A	5.63	6-15-2045	2,000,000	2,071,190
Arlington Higher Education Finance Corp. Great Hearts America - Texas Series Aøø	4.75	8-15-2061	1,230,000	1,234,274
Arlington Higher Education Finance Corp. Leadership Prep School	4.25	6-15-2059	1,100,000	1,000,958
Arlington Higher Education Finance Corp. LTTS Charter School, Inc. Series A	7.13	3-1-2044	1,250,000	1,250,251
Arlington Higher Education Finance Corp. School of Excellence in Education Series A144A	6.00	2-15-2042	250,000	251,598
Clifton Higher Education Finance Corp. Valor Texas Education Foundation Series A144A	6.00	6-15-2048	650,000	647,857
				7,310,364
GO revenue: 1.78%
City of Palestine (AG Insured)	4.00	2-15-2051	3,625,000	3,267,595
City of Port Isabel144A	5.10	2-15-2049	430,000	424,053
City of Waco Series A	5.00	2-1-2049	850,000	892,095
Northwest Independent School District	4.00	2-15-2043	2,000,000	1,976,353
Waller Consolidated Independent School District (BAM Insured)	5.00	2-15-2045	7,610,000	8,056,619
				14,616,715
Health revenue: 0.54%
Greater Texas Cultural Education Facilities Finance Corp. Biomedical Research Institute Series A	5.00	6-1-2041	1,310,000	1,354,827
New Hope Cultural Education Facilities Finance Corp. Brazos Presbyterian Homes Obligated Group	5.25	1-1-2040	1,000,000	1,059,990
Tarrant County Cultural Education Facilities Finance Corp. Baylor Scott & White Health Obligated Group Series C (TD Bank N.A. LOC)øø	2.65	11-15-2050	2,000,000	2,000,000
				4,414,817
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 21

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue: 1.10%
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.25%	7-15-2031	$750,000	$796,304
City of Houston Airport System Revenue United Airlines, Inc. Series B AMT	5.50	7-15-2035	1,250,000	1,352,256
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.00	1-1-2039	3,500,000	3,420,015
Port of Beaumont Navigation District Jefferson 2020 Bond Lessee & Borrower LLC Obligated Group Series A AMT144A	5.13	1-1-2044	3,500,000	3,438,523
				9,007,098
Tax revenue: 0.22%
City of Dallas Fair Park Venue Project144Aøø	6.25	8-15-2053	710,000	710,970
Old Spanish Trail-Alemda Corridors RDA City of Houston Reinvestment Zone No. 7 (BAM Insured)	4.00	9-1-2035	1,070,000	1,073,434
				1,784,404
Transportation revenue: 0.50%
Central Texas Regional Mobility Authority Series A	5.00	1-1-2049	1,000,000	1,018,824
Central Texas Regional Mobility Authority Series B	4.00	1-1-2038	550,000	553,862
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners LLC Series A	4.00	12-31-2037	2,500,000	2,489,979
				4,062,665
Water & sewer revenue: 0.93%
San Antonio Water System Series A (Truist Bank SPA)ø	2.88	5-1-2054	6,850,000	6,850,000
Upper Trinity Regional Water District (BAM Insured)	5.00	8-1-2028	750,000	751,344
				7,601,344
				58,380,199
Utah: 2.07%
Airport revenue: 0.45%
Salt Lake City Series A AMT	5.25	7-1-2048	2,575,000	2,655,085
Salt Lake City Series B	5.00	7-1-2043	1,000,000	1,024,706
				3,679,791
Education revenue: 0.84%
Utah Charter School Finance Authority Early Light Academy, Inc.144A	4.50	7-15-2027	100,000	99,965
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.25	6-15-2037	3,000,000	2,955,338
Utah Charter School Finance Authority Freedom Academy Foundation144A	5.38	6-15-2048	1,500,000	1,381,744
Utah Charter School Finance Authority Summit Academy, Inc. Series A	5.00	4-15-2039	1,550,000	1,592,326
The accompanying notes are an integral part of these financial statements.
22 | Allspring Managed Account

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	3.63%	6-15-2029	$200,000	$197,001
Utah Charter School Finance Authority Wallace Stegner Academy Series A144A	5.00	6-15-2039	675,000	665,735
				6,892,109
GO revenue: 0.18%
Resort Core Public Infrastructure District No. 1 Series A-1	5.38	3-1-2046	1,500,000	1,519,799
Health revenue: 0.35%
County of Utah Intermountain Healthcare Obligated Group Series A	4.00	5-15-2045	3,000,000	2,841,134
Housing revenue: 0.12%
Utah Housing Corp. Series C (GNMA / FNMA / FHLMC Insured)	6.00	7-1-2054	900,000	983,370
Miscellaneous revenue: 0.13%
Point Phase 1 Public Infrastructure District No. 1 Series A-1	5.88	3-1-2045	1,000,000	1,055,795
				16,971,998
Virginia: 0.35%
Health revenue: 0.29%
Fairfax County IDA Inova Health System Obligated Group	5.00	5-15-2051	1,000,000	1,048,906
Lynchburg EDA Centra Health Obligated Group Series A	5.50	1-1-2056	1,000,000	1,068,853
Roanoke County EDA Friendship Foundationøø	5.50	9-1-2058	230,000	226,641
				2,344,400
Transportation revenue: 0.06%
Virginia Small Business Financing Authority 95 Express Lanes LLC AMT	4.00	1-1-2040	500,000	492,608
				2,837,008
Washington: 4.42%
Airport revenue: 1.73%
Port of Seattle AMT	4.00	4-1-2044	3,500,000	3,321,135
Port of Seattle AMT	5.00	4-1-2044	3,000,000	3,069,312
Port of Seattle Series B AMT	5.00	8-1-2047	1,000,000	1,027,347
Port of Seattle Series B AMT	5.25	7-1-2049	4,000,000	4,193,546
Port of Seattle Series C AMT	5.00	8-1-2046	1,500,000	1,545,751
Washington EDFA AMTøø	5.88	12-1-2045	1,000,000	1,022,612
				14,179,703
GO revenue: 1.17%
Grant County Public Hospital District No. 2	5.00	12-1-2038	1,500,000	1,550,122
King County Public Hospital District No. 1	5.00	12-1-2035	5,500,000	5,529,432
King County Public Hospital District No. 1	5.00	12-1-2036	475,000	477,345
Port of Seattle Series B AMT	5.00	6-1-2049	2,000,000	2,056,661
				9,613,560
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 23

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 1.52%
Jefferson County Public Hospital District No. 2 Series A	6.63%	12-1-2043	$2,250,000	$2,385,901
King County Public Hospital District No. 4 Series A	6.63	12-1-2045	1,000,000	1,022,300
Skagit County Public Hospital District No. 1	5.50	12-1-2039	1,000,000	1,082,967
Skagit County Public Hospital District No. 1	5.50	12-1-2043	1,000,000	1,067,823
Skagit County Public Hospital District No. 1	5.50	12-1-2044	1,000,000	1,061,908
Washington Health Care Facilities Authority CommonSpirit Health Obligated Group Series A	5.00	9-1-2044	2,200,000	2,332,339
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2036	365,000	388,822
Washington Health Care Facilities Authority Fred Hutchinson Cancer Center Obligated Group	5.00	9-1-2037	670,000	710,681
Washington Health Care Facilities Authority Seattle Children’s Hospital Obligated Group Series A	4.00	10-1-2045	2,500,000	2,395,135
				12,447,876
				36,241,139
West Virginia: 0.18%
Housing revenue: 0.18%
West Virginia Housing Development Fund Series A	4.40	11-1-2044	1,500,000	1,507,251
Wisconsin: 5.90%
Airport revenue: 0.31%
PFA Transportation Infrastructure Purpose Obligated Group Series C	5.00	7-1-2042	2,585,000	2,585,870
Education revenue: 1.78%
PFA Carolina International School Series A144A	7.20	8-1-2048	1,000,000	1,000,840
PFA Contemporary Science Center, Inc. Series A144A	5.38	7-1-2035	1,595,000	1,595,402
PFA Contemporary Science Center, Inc. Series A144A	5.63	7-1-2045	1,790,000	1,790,181
PFA Estancia Valley Classical Academy Series A144A	4.00	7-1-2041	3,895,000	3,177,718
PFA Founders Academy of Las Vegas Series A144A	6.38	7-1-2043	300,000	314,927
PFA Founders Academy of Las Vegas Series A144A	6.63	7-1-2053	600,000	623,793
PFA Mater Academy of Nevada Series A144A	5.00	12-15-2044	2,070,000	2,042,276
PFA Triad Math & Science Academy Co.144A	5.00	6-15-2036	2,000,000	2,043,927
PFA Union Day School, Inc.144A	5.50	6-15-2036	2,000,000	2,008,421
				14,597,485
Health revenue: 1.21%
Wisconsin HEFA Ascension Health Credit Group Series A	4.00	11-15-2046	495,000	455,411
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2037	500,000	548,846
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series A	5.00	12-1-2038	685,000	747,696
Wisconsin HEFA Bellin Memorial Hospital Obligated Group Series B	5.25	12-1-2048	1,000,000	1,061,401
Wisconsin HEFA Children’s Hospital of Wisconsin Obligated Group	4.00	8-15-2050	2,145,000	1,924,232
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series A	5.00	7-1-2044	1,050,000	1,050,608
Wisconsin HEFA Rogers Memorial Hospital, Inc. Obligated Group Series B	5.00	7-1-2038	750,000	750,629
Wisconsin HEFA Sanford Obligated Group Series A (AG Insured)	4.00	2-15-2034	700,000	712,486
Wisconsin HEFA Sanford Obligated Group Series A (AG Insured)	4.00	2-15-2035	500,000	508,835
Wisconsin HEFA Sanford Obligated Group Series A (AG Insured)	4.00	2-15-2036	600,000	609,535
The accompanying notes are an integral part of these financial statements.
24 | Allspring Managed Account

Portfolio of investments—June 30, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
Wisconsin HEFA Sanford Obligated Group Series A (AG Insured)	4.00%	2-15-2037	$550,000	$556,518
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2036	525,000	515,798
Wisconsin HEFA St. John’s Communities, Inc. Obligated Group Series B	4.00	9-15-2041	510,000	485,451
				9,927,446
Housing revenue: 0.55%
PFA City of Boynton Beach	5.00	7-1-2041	2,280,000	2,333,833
PFA Maniilaq Association Obligated Group Series B	5.75	12-1-2048	2,030,000	2,148,399
				4,482,232
Industrial development revenue: 0.41%
PFA Customer Facility Charge-SA LLC Series B144A	5.50	2-1-2042	1,500,000	1,569,926
PFA UNC Charlotte Marriott Hotel & Conference Center Series A144A	4.00	9-1-2041	2,000,000	1,802,059
				3,371,985
Miscellaneous revenue: 0.71%
Appleton RDA Fox Cities Performing Arts Center, Inc. Series B (Thrivent Financial Lutherans LOC)ø	2.75	6-1-2036	1,700,000	1,700,000
Wisconsin Center District Series D CAB (AG Insured)¤	0.00	12-15-2045	5,000,000	2,081,954
Wisconsin HEFA144A	6.50	11-1-2036	1,000,000	1,024,848
Wisconsin HEFA Forensic Science & Protective Medicine Collaboration, Inc.144A	5.00	8-1-2027	1,000,000	1,000,000
				5,806,802
Tax revenue: 0.93%
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2043	5,000,000	5,133,546
Village of Mount Pleasant Tax Increment District No. 5 Series A	5.00	4-1-2048	2,090,000	2,123,345
Village of Mount Pleasant Tax Increment District No. 5 Series A (BAM Insured)	5.00	4-1-2048	330,000	335,544
				7,592,435
				48,364,255
Total municipal obligations (Cost $818,755,309)				808,264,998

		Yield	Shares
Short-term investments: 0.38%
Investment companies: 0.38%
Allspring Government Money Market Fund Select Class♠∞		3.57	3,136,619	3,136,619
Total short-term investments (Cost $3,136,619)				3,136,619
Total investments in securities (Cost $821,891,928)	99.03%			811,401,617
Other assets and liabilities, net	0.97			7,927,836
Total net assets	100.00%			$819,329,453

The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 25

Portfolio of investments—June 30, 2026 (unaudited)

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

¤	The security is issued in zero coupon form with no periodic interest payments.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
NTO	New Terminal One
PFA	Public Finance Authority
RDA	Redevelopment Authority
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$430,592	$96,078,505	$(93,372,478)	$0	$0	$3,136,619	3,136,619	$82,647
The accompanying notes are an integral part of these financial statements.
26 | Allspring Managed Account

Statement of assets and liabilities—June 30, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $818,755,309)	$808,264,998
Investments in affiliated securities, at value (cost $3,136,619)	3,136,619
Cash	436,364
Receivable for interest	9,677,661
Receivable for investments sold	500,000
Receivable for Fund shares sold	81,311
Receivable from manager	8,360
Total assets	822,105,313
Liabilities
Dividends payable	2,772,077
Accrued expenses and other liabilities	3,783
Total liabilities	2,775,860
Total net assets	$819,329,453
Net assets consist of
Paid-in capital	$860,932,464
Total distributable loss	(41,603,011)
Total net assets	$819,329,453
Computation of net asset value per share
Net assets	$819,329,453
Shares outstanding[1]	72,375,771
Net asset value per share	$11.32
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 27

Statement of operations—six months ended June 30, 2026 (unaudited)
Statement of operations
Investment income
Interest	$16,045,133
Income from affiliated securities	82,647
Total investment income	16,127,780
Expenses
Custody and accounting fees	13,577
Professional fees	10,013
Registration fees	23,480
Shareholder report expenses	12,262
Trustees’ fees and expenses	8,367
Other fees and expenses	8,684
Total expenses	76,383
Less: Fee waivers and/or expense reimbursements	(76,383)
Net expenses	0
Net investment income	16,127,780
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(212,805)
Net change in unrealized gains (losses) on investments	6,342,184
Net realized and unrealized gains (losses) on investments	6,129,379
Net increase in net assets resulting from operations	$22,257,159
The accompanying notes are an integral part of these financial statements.
28 | Allspring Managed Account

Statement of changes in net assets
Statement of changes in net assets
	Six months ended June 30, 2026 (unaudited)		Year ended December 31, 2025
Operations
Net investment income		$16,127,780		$31,274,975
Net realized losses on investments		(212,805)		(1,012,724)
Net change in unrealized gains (losses) on investments		6,342,184		2,610,947
Net increase in net assets resulting from operations		22,257,159		32,873,198
Distributions to shareholders from
Net investment income and net realized gains		(16,122,476)		(31,343,349)
Capital share transactions	Shares		Shares
Proceeds from shares sold	11,002,092	123,834,838	24,779,714	274,426,370
Payment for shares redeemed	(7,246,902)	(81,553,203)	(24,066,199)	(267,374,504)
Net increase in net assets resulting from capital share transactions		42,281,635		7,051,866
Total increase in net assets		48,416,318		8,581,715
Net assets
Beginning of period		770,913,135		762,331,420
End of period		$819,329,453		$770,913,135
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 29

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended June 30, 2026 (unaudited)	Year ended December 31
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.23	$11.23	$11.29	$10.99	$12.42	$12.47
Net investment income	0.23 [1]	0.45 [1]	0.45 [1]	0.42 [1]	0.39	0.39
Net realized and unrealized gains (losses) on investments	0.09	0.00	(0.06)	0.30	(1.43)	(0.05)
Total from investment operations	0.32	0.45	0.39	0.72	(1.04)	0.34
Distributions to shareholders from
Net investment income	(0.23)	(0.45)	(0.45)	(0.42)	(0.39)	(0.39)
Net asset value, end of period	$11.32	$11.23	$11.23	$11.29	$10.99	$12.42
Total return[2]	2.87%	4.14%	3.50%	6.74%	(8.37)%	2.73%
Ratios to average net assets (annualized)
Gross expenses	0.02%	0.03%	0.05%	0.03%	0.03%	0.02%
Net expenses	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Net investment income	4.11%	4.06%	3.96%	3.82%	3.47%	3.10%
Supplemental data
Portfolio turnover rate	4%	11%	9%	20%	14%	9%
Net assets, end of period (000s omitted)	$819,329	$770,913	$762,331	$655,727	$695,152	$888,728

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[3]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
30 | Allspring Managed Account

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder® Shares - Series M (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in municipal bonds and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Allspring Managed Account | 31

Notes to financial statements (unaudited)
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of June 30, 2026, the aggregate cost of all investments for federal income tax purposes was $821,790,430 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$6,101,024
Gross unrealized losses	(16,489,837)
Net unrealized losses	$(10,388,813)
As of December 31, 2025, the Fund had capital loss carryforwards which consisted of $13,196,352 in short-term capital losses and $17,874,925 in long-term capital losses.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$808,264,998	$0	$808,264,998
Short-term investments
Investment companies	3,136,619	0	0	3,136,619
Total assets	$3,136,619	$808,264,998	$0	$811,401,617
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At June 30, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
32 | Allspring Managed Account

Notes to financial statements (unaudited)
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund including acquired fund fees and expenses, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $13,500,000, $6,500,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended June 30, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended June 30, 2026 were $48,504,141 and $31,037,691, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended June 30, 2026, there were no borrowings by the Fund under the agreement.
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
8.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
Allspring Managed Account | 33

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

34 | Allspring Managed Account

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.

Allspring Managed Account | 35

Other information (unaudited)
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Board consideration of investment management and sub-advisory agreements:
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Allspring Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 18-20, 2026 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for the Allspring Managed Account CoreBuilder® Shares – Series M (the “Fund”):  (i) an investment management agreement (the “Management Agreement”) with Allspring Funds Management, LLC (“Allspring Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Allspring Global Investments, LLC (the “Sub-Adviser”), an affiliate of Allspring Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Allspring Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a meeting of the Board held in April 2026, and at the Meeting, the Trustees conferred extensively among themselves and with representatives of Allspring Funds Management about these matters. The Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Allspring Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2026. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interactions with Allspring Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Allspring Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above conferred with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the absence of compensation payable to Allspring Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent, and quality of services
The Board received and considered various information regarding the nature, extent, and quality of services provided to the Fund by Allspring Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Allspring Global Investments, of which Allspring Funds Management and the Sub-Adviser are a part, recent changes in such senior management, and a summary of investments made in the Allspring Global Investments business.* In addition, the Board received and considered information about the full range of services provided to the Fund by Allspring Funds Management and its affiliates, including the Sub-Adviser.
The Board considered the qualifications, background, tenure, and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Allspring Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.
The Board further considered the compliance programs and compliance records of Allspring Funds Management and the Sub-Adviser. The Board received and considered information about Allspring Global Investments’ risk management functions, which included information about Allspring Funds Management’s and the Sub-Adviser’s business continuity plan and Allspring Global Investments’ business resiliency and disaster recovery plans, their approaches to data privacy and cybersecurity, and Allspring Funds Management’s role as administrator of the Fund’s liquidity risk management program
*
The trade name for the asset management firm that includes Allspring Funds Management and the Sub-Adviser is “Allspring Global Investments.”

36 | Allspring Managed Account

Other information (unaudited)
and as the Fund’s valuation designee. The Board also received and considered information about Allspring Funds Management’s derivatives and investment risk management oversight services, and its intermediary and vendor oversight program.
Fund investment performance and expenses
The Board received and considered information regarding the “zero fee and expense” structure of the Fund. Specifically, the Board noted that the Fund’s gross operating expense ratio and each of its various components, including management fees, administration fees, custody fees, Rule 12b-1 fees, and other fees, were zero. The Board also noted Allspring Funds Management’s representations that the Fund is a special purpose mutual fund for use exclusively within Allspring Funds Management’s separately managed account (“SMA”) advisory business and, as such, Allspring Funds Management would assume and pay or reimburse the Fund under an Expense Assumption Agreement all of the ordinary operating expenses of the Fund, excluding portfolio transaction or other investment related costs, fees payable for services provided by the Fund’s securities lending agent, interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. The Board further noted that Allspring Funds Management is paid a negotiated fee by each SMA sponsor, and that the fee level is identical for all sponsors of SMAs that invest in the Fund.
The Board noted that it had previously reviewed and considered the Fund’s performance, including in the context of the Fund’s role as part of a larger SMA portfolio. In light of the Fund’s unique fee and distribution structure and special purpose of the Fund, the Board did not conduct a comparative fee review relative to a peer group or universe. The Board took into account the performance information, the fee and distribution structure, and special purpose of the Fund in deciding to re-approve the Advisory Agreements for the Fund.
Investment management and sub-advisory fee rates
The Board reviewed and considered that the contractual investment management fee rate payable by the Fund to Allspring Funds Management for investment advisory services and fund administration services (the “Management Agreement Rate”) was zero, and also reviewed and considered that the Fund’s other expenses would normally be zero, because of Allspring Funds Management’s commitment to assume and pay or reimburse all of the ordinary operating expenses of the Fund under an Expense Assumption Agreement. The Board also considered that the fee rate payable by Allspring Funds Management to the Sub-Adviser for investment sub-advisory services was also zero, and that any sub-advisory fees would be paid from the fees Allspring Funds Management receives from SMA sponsors and not by the Fund.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the absence of any compensation payable by the Fund to Allspring Funds Management pursuant to the Management Agreement and by Allspring Funds Management to the Sub-Adviser, in each case, was reasonable.
Profitability
The Board received and considered information concerning the profitability of Allspring Funds Management, as well as the profitability of Allspring Global Investments, from providing services to the fund complex as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Allspring Global Investments profitability analysis.
Allspring Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type, asset class, and age of a fund.
The Board acknowledged that Allspring Funds Management does not earn any fee revenue directly from the Fund, given its zero fee structure. Based on its review, the Board did not deem the profits reported by Allspring Funds Management or Allspring Global Investments to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
In light of the unique fee structure and special purpose of the Fund, the Board did not conduct an analysis of economies of scale in the context of reviewing the Fund’s Advisory Agreements.
Other benefits to Allspring Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Allspring Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund.
The Board received and considered information about payments that Allspring Funds Management would receive from the SMA sponsors. The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized.

Allspring Managed Account | 37

Other information (unaudited)
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Allspring Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the absence of any compensation payable by the Fund to Allspring Funds Management and by Allspring Funds Management to the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

38 | Allspring Managed Account

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4901 06-26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File—the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date:	August 21, 2026